Summary of Significant Accounting Policies - Research and Development Costs - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Software developed for internal use
Research and development costs
Capitalized costs for the period	¥ 0	¥ 0	¥ 0